Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DOMINI INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Nov. 29, 2019
Domini Impact International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	DOMINI IMPACT INTERNATIONAL EQUITY FUNDSM
Objective [Heading]	rr_ObjectiveHeading	Investment objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide its shareholders with long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Impact Bond Fund. More information about these and other discounts is available from your financial professional or in the Fund’s prospectus on page A-16 under the heading “How Sales Charges Are Calculated for Class A Shares” and on page C-1 under the heading “Intermediary-Defined Sales Charge Waiver Policies,” and in the Fund’s Statement of Additional Information (“SAI”) on page 39 under the heading “Additional Information Regarding Class A Sales Charges.” If you invest in Institutional or Class Y shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance but are already reflected in its total returns. During the most recent fiscal year, the Fund’s turnover rate was 77% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for Class A sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Investor or Class A shares of each Domini Fund, except the Domini Impact Bond Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s operating expenses (reflecting applicable contractual fee waivers and expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Share classes (whether or not shares are redeemed)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Share classes (whether or not shares are redeemed)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund may invest in equity securities of companies of any capitalization, but under normal circumstances, the Fund primarily invests in mid- and large- capitalization companies located in Europe, the Asia-Pacific region, and throughout the rest of the world. Under normal circumstances, the Fund’s investments will be tied economically to at least 10 different countries other than the U.S and at least 40% of the Fund’s assets will be invested in companies tied economically to countries outside the U.S. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of borrowings, if any, for investment purposes) will be invested in equity securities and related investments with similar economic characteristics including derivative instruments such as futures and options. For purposes of the Fund’s investment policies, equity securities include common stocks, depositary receipts, warrants, rights, preferred shares, equity interests in real estate investment trusts (REITs), and funds that invest primarily in equity securities. The Fund will primarily invest in companies tied economically to developed market countries throughout the world but may invest up to 10% of its assets in securities of issuers tied economically to emerging-market countries. The Fund may have significant exposure to securities of issuers tied economically to Japan, the United Kingdom, and France. The Fund also may have significant exposure to securities of issuers in the financial, industrial, consumer discretionary, and health care sectors.

		While pursuing their financial objectives, impact investors seek to use their investments to create a more fair and sustainable world. Domini believes that by factoring environmental and social standards into their investment decisions, investors can encourage greater corporate accountability. Domini evaluates the Fund’s potential investments against its environmental and social standards based on the businesses in which an issuer engages, as well as on the quality of the issuer’s relations with key stakeholders, including communities, customers, ecosystems, employees, investors, and suppliers. Domini’s interpretation and application of its environmental and social standards are subjective and may evolve over time. The Fund’s subadviser uses a proprietary quantitative model to select investments to buy and sell from among those which Domini has notified the subadviser are eligible for investment, seeking to build the most attractive portfolio by purchasing the most attractive stocks (as determined by the subadviser’s model) and selling the least attractive stocks (as determined by the subadviser’s model). The Fund also will sell securities that no longer meet Domini’s environmental and social standards.
Risk [Heading]	rr_RiskHeading	Principal risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly in the short and long term. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments. There is no guarantee that the Fund’s investment objective will be achieved. The following is a summary description of certain risks of investing in the Fund.
  Market Risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, investor sentiment and other factors that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
  Impact Investing Risk. The application of the adviser’s environmental and social standards and the timing of the subadviser’s implementation of such standards will affect the Fund’s exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of the Fund — positively or negatively — depending on whether such investments are in or out of favor.
  Style Risk. The value of your investment may decrease if the subadviser’s quantitative investment approach does not respond well to current market conditions or its judgment regarding the quality, value, or market trends affecting a particular security, industry, sector, or region is incorrect. The subadviser’s quantitative model relies upon a complex software system, and failure of the system to function or the presence of software errors could have an adverse impact on the value of Fund performance.
  Information Risk. There is a risk that information used by the adviser to evaluate the environmental and social performance of issuers, industries, markets, sectors, and regions may not be readily available, complete, or accurate, which could negatively impact the adviser’s ability to apply its environmental and social standards, which may negatively impact Fund performance. This may lead the Fund to avoid investment in certain issuers, industries, markets, sectors, or regions.
  Foreign Investing and Emerging Markets Risk. Investments in foreign regions may be more volatile and less liquid than U.S. investments due to adverse political, social, and economic developments, such as nationalization or expropriation of assets, confiscatory taxation, terrorism and political or financial instability; regulatory differences, such as accounting, auditing, and financial reporting standards and practices; natural disasters; and the degree of government oversight and supervision. These risks may be heightened in connection with investments in emerging-market countries.
  Geographic Focus Risk. The Fund will be largely invested in companies based in Europe or the Asia-Pacific region. Market changes or other factors affecting these regions, including political instability and unpredictable economic conditions, could have a significant impact on the Fund due to its regional focus.
  Country Risk. The Fund expects to diversify its investments among issuers with significant exposure to various countries throughout the world but, a large percentage of the Fund’s portfolio may have exposure to a single country, including but not limited to Japan, France and the United Kingdom. Significant exposure to a single country would increase the risk that economic, political, and social conditions in that country will have a significant impact on Fund performance.

  The Japanese economy is highly dependent upon international trade, particularly with the United States and other Asian countries. In addition, the Japanese economy has been adversely affected by certain structural issues, including an aging population, an unstable financial sector, substantial government deficits, and natural and environmental disasters.

  The U.K. has one of the largest economies in Europe, and the U.S. and other European countries are substantial trading partners of the U.K. As a result, the U.K.’s economy may be impacted by changes to the economic condition of the U.S. and other European countries. The United Kingdom (U.K.) has announced its intention to exit from the European Union (commonly known as “Brexit”). Other countries may seek to withdraw from the EU and/or abandon the euro, the common currency of the European Union (“EU”). The exit by the UK or other member states will likely result in increased volatility, illiquidity and potentially lower economic growth in the affected markets, which will adversely affect the Fund’s investments.

  The French economy, including demand for French exports, may be adversely affected by the U.K.’s resolution to leave the EU. The French economy also is susceptible to fluctuations in demand for agricultural products. France has experienced several terrorist attacks in the past several years.
  Currency Risk. Fluctuations between the U.S. dollar and foreign currency exchange rates could negatively affect the value of the Fund’s investments. The Fund will benefit when foreign currencies strengthen against the dollar and will be hurt when foreign currencies weaken against the dollar. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of U.S. and foreign governments or central banks, the imposition of currency controls or restrictions and speculation.
  Mid-to Large-Cap Companies Risk. The market prices of companies at different capitalization levels may go up or down due to general market conditions and cycles. The value of your investment will be affected by the Fund’s exposure to mid- and large-cap companies.
  Market Sector Risk. The Fund may hold a large percentage of securities in a single market sector (e.g., financials). To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulator or technological change, economic conditions or other developments or risks affecting such market sector than a Fund without the same focus.
  Financial Sector Risk. Issuers in the financial sector, such as banks, insurance companies and broker-dealers, may be sensitive to changes in interest rates and general economic activity and are generally subject to extensive government regulation.
  Industrial Sector Risk. Securities in the industrials sector, such as companies engaged in the production, distribution or service of products or equipment for manufacturing, agriculture, forestry, mining and construction, can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and governmental regulation and spending, import controls, commodity prices, and worldwide competition.
  Consumer Discretionary Sector Risk. Securities in the consumer discretionary sector, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
  Health Care Sector Risk. Securities in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.
  Portfolio Turnover Risk. If the Fund does a lot of trading it may incur additional operating expenses which would reduce performance, and could cause shareowners to incur a higher level of taxable income or capital gains.
  Valuation Risk. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
  Liquidity Risk. The Fund may make investments that are illiquid or that become illiquid after purchase. The liquidity and value of investments can deteriorate rapidly, and they may become difficult to purchase or sell, or may be illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make markets for certain securities. Due to limitations on investments in illiquid securities, the Fund may be unable to achieve its desired level of exposure to certain sectors. If the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the Fund may be forced to sell such securities at a loss.
  Redemption Risk. The Fund may experience heavy redemptions that could cause it to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
  Cybersecurity Risk. Cybersecurity failures by or breaches of the Fund’s adviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs.
		These and other risks are discussed in more detail later in this prospectus or in the SAI. Please note that there are many other factors that could adversely affect your investment and that could prevent the Fund from achieving its goals.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose all or part of your investment in the Fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. MSCI EAFE (net) is net of withholding taxes on the reinvestment of dividends, but reflects no other deduction for fees, expenses, or taxes. The returns for each class of the Fund will differ from Investor shares because of the different expenses applicable to those share classes. The returns presented in the table for periods prior to the inception of the Institutional and Class Y shares are those of the Investor shares. Institutional shares commenced operations on November 30, 2012. Class Y shares did not commence operations until July 23, 2018. These returns have not been adjusted to take into account the lower expenses applicable to Institutional and Class Y shares. Updated information on the Fund’s investment results can be obtained by visiting www.domini.com/performance or by calling 1-800-582-6757.

		The Fund's past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Investor shares and by showing how the Fund’s average annual total returns for 1, 5, and 10 years, compare with those of a broad measure of market performance, the Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE), a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-582-6757
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.domini.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past results (before and after taxes) are not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Average Annual Total Return (%) Calendar years ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: 27.64% (quarter ended 6/30/2009) and –22.08% (quarter ended 9/30/2011). The Fund’s year-to-date results as of the most recent calendar quarter ended 09/30/2019 were 8.76%.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ended December 31, 2018 (with maximum sales charge for Class A shares)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	(with maximum sales charge for Class A shares)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown only for Investor shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual marginal federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (IRA).
Domini Impact International Equity Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 10	[3]
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	$ 144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
1 Year	rr_ExpenseExampleNoRedemptionYear01	144
3 Years	rr_ExpenseExampleNoRedemptionYear03	446
5 Years	rr_ExpenseExampleNoRedemptionYear05	771
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,691
2009	rr_AnnualReturn2009	28.68%
2010	rr_AnnualReturn2010	11.25%
2011	rr_AnnualReturn2011	(13.45%)
2012	rr_AnnualReturn2012	22.53%
2013	rr_AnnualReturn2013	25.77%
2014	rr_AnnualReturn2014	(3.27%)
2015	rr_AnnualReturn2015	1.76%
2016	rr_AnnualReturn2016	3.05%
2017	rr_AnnualReturn2017	24.60%
2018	rr_AnnualReturn2018	(16.34%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
1 Year	rr_AverageAnnualReturnYear01	(16.34%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Domini Impact International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none	[4],[5]
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 10	[3]
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.43%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.
1 Year	rr_ExpenseExampleYear01	$ 614
3 Years	rr_ExpenseExampleYear03	906
5 Years	rr_ExpenseExampleYear05	1,219
10 Years	rr_ExpenseExampleYear10	2,107
1 Year	rr_ExpenseExampleNoRedemptionYear01	614
3 Years	rr_ExpenseExampleNoRedemptionYear03	906
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,219
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,107
1 Year	rr_AverageAnnualReturnYear01	(20.29%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
10 Years	rr_AverageAnnualReturnYear10	6.78%
Domini Impact International Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 10	[3]
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	(15.93%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Domini Impact International Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum sales charge (load) imposed on purchases as a percentage of purchase or redemption	dsit_MaximumSalesChargeImposedOnPurchasesOverOfferingPriceOne	none
Redemption fee on shares held less than 30 days (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Paper document delivery fee (choose e-delivery to avoid this fee)	rr_MaximumAccountFee	$ 15	[1],[2]
Outgoing bank wire transfer fee (deducted directly from sale proceeds)	rr_ShareholderFeeOther	$ 10	[3]
Management fees	rr_ManagementFeesOverAssets	0.88%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.13%
1 Year	rr_ExpenseExampleYear01	$ 115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,375
1 Year	rr_ExpenseExampleNoRedemptionYear01	115
3 Years	rr_ExpenseExampleNoRedemptionYear03	359
5 Years	rr_ExpenseExampleNoRedemptionYear05	622
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,375
1 Year	rr_AverageAnnualReturnYear01	(16.34%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	7.28%
Domini Impact International Equity Fund | Return after taxes on distributions | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.05%)
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	6.53%
Domini Impact International Equity Fund | Return after taxes on distributions and sale of shares | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.72%)
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	6.01%
Domini Impact International Equity Fund | MSCI EAFE (net of withholding tax) (reflects no deduction for fees, expenses, or taxes except foreign withholding taxes on reinvested dividends)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.32%

[1]	/year
[2]	Paper document delivery fee applies to direct Fund accounts with balances below $10,000 and may be avoided by choosing e-delivery of Fund statements, prospectuses, and reports.
[3]	/transfer
[4]	(under $1 million)
[5]	Investments of $1 million or more are not subject to a front-end sales charge, but generally will be subject to a deferred sales charge of 1.00% if redeemed within one year of purchase.